Loans - Allowance For Credit Losses Write off On Financing Receivables (Detail) - JPY (¥) ¥ in Millions		12 Months Ended
		Mar. 31, 2024		Mar. 31, 2023 [1]	Mar. 31, 2022
Allowance For Credit Losses Write off On Financing Receivables [Line Items]
2023		¥ 7,000
2022		18,000
2021		3,000
2020		2,000
2019		2,000
Prior to 2019		10,000
Revolving Loans		4,000
Total		46,323	[1]	¥ 227,450	¥ 59,840
Geographic Distribution, Domestic [Member]
Allowance For Credit Losses Write off On Financing Receivables [Line Items]
2023		6,000
2022		16,000
2021		3,000
2020		0
2019		2,000
Prior to 2019		4,000
Revolving Loans		4,000
Total		37,000
Geographic Distribution, Domestic [Member] | Corporate Rating [Member] | Large Companies [Member]
Allowance For Credit Losses Write off On Financing Receivables [Line Items]
2023		5,000
2022		13,000
2021		3,000
2020		0
2019		2,000
Prior to 2019		1,000
Revolving Loans		2,000
Total		27,000
Geographic Distribution, Domestic [Member] | Corporate Rating [Member] | Small And Medium Sized Companies [Member]
Allowance For Credit Losses Write off On Financing Receivables [Line Items]
2023		1,000
2022		2,000
2021		0
2020		0
2019		0
Prior to 2019		0
Revolving Loans		2,000
Total		5,000
Geographic Distribution, Domestic [Member] | Retail Rating [Member] | Housing Loan [Member]
Allowance For Credit Losses Write off On Financing Receivables [Line Items]
2023		0
2022		0
2021		0
2020		0
2019		0
Prior to 2019		2,000
Revolving Loans		0
Total		2,000
Geographic Distribution, Domestic [Member] | Retail Rating [Member] | Other [Member]
Allowance For Credit Losses Write off On Financing Receivables [Line Items]
2023		1,000
2022		1,000
2021		0
2020		0
2019		0
Prior to 2019		1,000
Revolving Loans		0
Total		3,000
Geographic Distribution, Foreign [Member]
Allowance For Credit Losses Write off On Financing Receivables [Line Items]
2023	[2]	0
2022	[2]	1,000
2021	[2]	1,000
2020	[2]	2,000
2019	[2]	0
Prior to 2019	[2]	6,000
Revolving Loans	[2]	0
Total	[2]	¥ 9,505	[1]	¥ 68,772	¥ 23,144

[1]	Charge-offs decreased from ¥227,450 million for the fiscal year ended March 31, 2023 to ¥46,323 million for the fiscal year ended March 31, 2024. The decrease was due mainly to a charge-off related to a debt waiver to a domestic corporate borrower which was recognized in the fiscal year ended March 31, 2023.
[2]	The majority of total foreign consist of corporate.